Loans - Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 2,544,315.4	$ 27,116.2	₨ 2,506,518.7	₨ 2,194,525.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	532,299.0	5,673.0	564,679.4	555,377.8
Retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	2,012,016.4	21,443.2	1,941,839.3	1,617,982.2
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 0.0	$ 0.0	₨ 0.0	₨ 21,165.5